Related Party Disclosures	6 Months Ended
Jun. 30, 2019
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Related Party Disclosures

27. RELATED PARTY DISCLOSURES

The financial position and performance of the Santander UK group have not been materially affected in H119 by any related party transactions, or changes to related party transactions. These transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 31 to the Consolidated Financial Statements in the 2018 Annual Report.